Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Estimated Useful Life
The Company records property and equipment at cost and
recognizes depreciation using the straight-line method over the estimated useful lives of the respective assets
, as follows:

Asset category	Estimated useful life
Computer equipment	3 years
Laboratory equipment	5 years